Other Operating Gains (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Other Nonoperating Income (Expense) [Abstract]
Gain on derivatives	$ 82,677	$ 1,202